STOCK OPTIONS AND WARRANTS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrant Outstanding
Outstanding, beginning of period	16,375,270	12,590,467	132,340
Granted	13,334,536	4,022,936	12,470,514
Exercised		(179,633)
Expired		(58,500)	(12,387)
Outstanding, end of period	29,709,806	16,375,270	12,590,467
Weighted average exercise price
Outstanding Weighted Average Exercise Prices, beginning of period	$ 0.40	$ .55	$ 43
Granted	$ 0.15	0.30	$ 0.30
Exercised		0.25
Expired		25.09	$ 3.20
Outstanding Weighted Average Exercise Prices, end of period	$ 0.21	$ 0.40	$ .55